JPMorgan Corporate Bond Fund Expense Example - A C I Shares [Member] - JPMorgan Corporate Bond Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 449
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	883
Expense Example, with Redemption, 10 Years	1,532
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	1,641
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	$ 907